Shareholder Report, Average Annual Return (Details)	4 Months Ended	8 Months Ended	12 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	90 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000025733
Average Annual Return [Line Items]
Average Annual Return, Percent			17.68%	14.25%					14.65%
Without Sales Load [Member] | C000025740
Average Annual Return [Line Items]
Average Annual Return, Percent			11.96%	10.91%					11.87%
Without Sales Load [Member] | C000025741
Average Annual Return [Line Items]
Average Annual Return, Percent			2.00%	8.22%					6.53%
Without Sales Load [Member] | C000025742
Average Annual Return [Line Items]
Average Annual Return, Percent			8.52%	1.75%					8.77%
Without Sales Load [Member] | C000200087
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%	7.11%			6.41%
Without Sales Load [Member] | C000025743
Average Annual Return [Line Items]
Average Annual Return, Percent			2.48%	7.82%					8.10%
Without Sales Load [Member] | C000263386
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.73%)
Without Sales Load [Member] | C000025744
Average Annual Return [Line Items]
Average Annual Return, Percent			7.28%	8.93%					10.52%
Without Sales Load [Member] | C000025746
Average Annual Return [Line Items]
Average Annual Return, Percent			18.82%	10.50%					10.04%
Without Sales Load [Member] | C000047659
Average Annual Return [Line Items]
Average Annual Return, Percent			37.20%	11.10%					9.25%
Without Sales Load [Member] | C000218762
Average Annual Return [Line Items]
Average Annual Return, Percent			17.33%	13.46%	15.25%
Without Sales Load [Member] | C000047651
Average Annual Return [Line Items]
Average Annual Return, Percent			10.53%	4.13%					5.18%
Without Sales Load [Member] | C000047653
Average Annual Return [Line Items]
Average Annual Return, Percent			11.18%	5.11%					6.75%
Without Sales Load [Member] | C000047654
Average Annual Return [Line Items]
Average Annual Return, Percent			12.81%	6.35%					7.88%
Without Sales Load [Member] | C000047655
Average Annual Return [Line Items]
Average Annual Return, Percent			13.85%	7.62%					8.95%
Without Sales Load [Member] | C000047656
Average Annual Return [Line Items]
Average Annual Return, Percent			15.32%	8.84%					9.90%
Without Sales Load [Member] | C000047657
Average Annual Return [Line Items]
Average Annual Return, Percent			16.95%	10.03%					10.61%
Without Sales Load [Member] | C000047658
Average Annual Return [Line Items]
Average Annual Return, Percent			17.70%	10.49%					10.82%
Without Sales Load [Member] | C000112889
Average Annual Return [Line Items]
Average Annual Return, Percent			17.82%	10.69%					10.95%
Without Sales Load [Member] | C000168453
Average Annual Return [Line Items]
Average Annual Return, Percent			18.27%	10.86%				11.13%
Without Sales Load [Member] | C000200088
Average Annual Return [Line Items]
Average Annual Return, Percent			18.45%	11.05%			10.72%
Without Sales Load [Member] | C000218763
Average Annual Return [Line Items]
Average Annual Return, Percent			18.17%	11.18%		13.74%
Without Sales Load [Member] | C000259883
Average Annual Return [Line Items]
Average Annual Return, Percent		19.49%
Without Sales Load [Member] | C000025747
Average Annual Return [Line Items]
Average Annual Return, Percent			11.06%	4.74%					5.95%
Without Sales Load [Member] | C000025734
Average Annual Return [Line Items]
Average Annual Return, Percent			15.40%	7.80%					8.67%
Without Sales Load [Member] | C000025735
Average Annual Return [Line Items]
Average Annual Return, Percent			16.16%	9.14%					10.03%
Without Sales Load [Member] | C000025738
Average Annual Return [Line Items]
Average Annual Return, Percent			6.65%	0.74%					2.14%
Without Sales Load [Member] | C000025739
Average Annual Return [Line Items]
Average Annual Return, Percent			7.58%	(0.56%)					1.92%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.15%	13.15%					14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.15%	13.15%					14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.15%	13.15%					14.29%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%			14.91%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.37%	13.59%					14.59%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.22%	8.92%					8.18%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%	16.20%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%				15.17%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%			14.91%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%		16.19%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.20%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	14.42%					14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.59%	8.88%					9.27%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.01%	3.18%					9.57%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.02%	7.31%			6.57%
Russell Mid Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.05%	9.83%					9.78%
Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.48%)
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.50%	9.12%					10.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.02%	8.64%					9.98%
S&P 500 Catholic Values Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.52%	13.77%	15.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
Morningstar Lifetime Allocation Conservative Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent			10.05%	3.21%					4.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
Morningstar Lifetime Allocation Moderate 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.86%	4.09%					6.58%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
Morningstar Lifetime Allocation Moderate 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.64%	4.47%					7.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
Morningstar Lifetime Allocation Moderate 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.69%	5.25%					7.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
Morningstar Lifetime Allocation Moderate 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			16.15%	6.45%					8.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
Morningstar Lifetime Allocation Moderate 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.85%	7.74%					9.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
Morningstar Lifetime Allocation Moderate 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.36%	8.68%					10.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%					2.23%
Morningstar Lifetime Allocation Moderate 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.33%	9.12%					10.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)				1.55%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%				2.39%
Morningstar Lifetime Allocation Moderate 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.76%	9.17%				10.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)			2.09%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%			2.72%
Morningstar Lifetime Allocation Moderate 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.94%	9.11%			9.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		(0.35%)
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	3.31%		3.06%
Morningstar Lifetime Allocation Moderate 2065 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			21.08%	9.02%		11.62%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.33%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.88%
Morningstar Lifetime Allocation Moderate 2070 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.35%	5.00%					6.53%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
Morningstar U.S. Moderate Target Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.60%	7.54%					8.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)					2.01%
Morningstar U.S. Moderately Aggressive Target Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.72%	9.40%					10.51%
Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.97%	0.96%					2.29%